Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of interests in subsidiaries
TA Cogen

Year ended Dec. 31	2023	2022	2021
Revenues	290	347	265
Net earnings and total comprehensive income	121	143	103
Amounts attributable to the non-controlling interest:
Net earnings	80	91	62
Total comprehensive income	80	91	62
Distributions paid to Canadian Power Holdings Inc.	148	87	56

As at Dec. 31	2023	2022
Current assets	43	127
Long-term assets	193	253
Current liabilities	(41)	(62)
Long-term liabilities	(34)	(27)
Total equity	(161)	(291)
Equity attributable to Canadian Power Holdings Inc.	(79)	(147)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP
Prior to Oct 5, 2023, financial information related to the 17 per cent non-controlling interest in Kent Hills Wind LP was included in the financial information disclosed in TransAlta Renewables in this note.

Year ended Dec. 31	2023(1)
Revenues	7
Net earnings and total comprehensive income	2
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	—
(1)This represents financial information from Oct. 5, 2023 to Dec. 31, 2023. The net earnings attributable to non-controlling interest in Kent Hills Wind LP prior to Oct. 5, 2023, is included in the disclosures for TransAlta Renewables.

As at Dec. 31	2023
Current assets	35
Long-term assets	481
Current liabilities	(42)
Long-term liabilities	(188)
Total equity	(285)
Equity attributable to non-controlling interests	(48)
Non-controlling interest share (per cent)	17
TransAlta Renewables
The financial information disclosed below includes the 17 per cent non-controlling interest in Kent Hills Wind LP until Oct. 5, 2023.

Year ended Dec. 31	2023(1)	2022	2021
Revenues	303	560	470
Net earnings	56	74	139
Total comprehensive income (loss)	(7)	(67)	66
Amounts attributable to the non-controlling interests:
Net earnings	21	20	50
Total comprehensive income (loss)	(4)	(36)	21
Distributions paid to non-controlling interests	75	100	100
(1)Non-controlling interest share prior the close of the transaction on Oct. 5, 2023. This represents financial information from Jan. 1, 2023 to Oct. 4, 2023.

As at Dec. 31	2022
Current assets	240
Long-term assets	2,989
Current liabilities	(306)
Long-term liabilities	(1,118)
Total equity	(1,805)
Equity attributable to non-controlling interests	(732)
Non-controlling interests’ share (per cent)	39.9
Details of the Company’s principal operating subsidiaries at Dec. 31, 2023, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	100(1)	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
(1)On Oct. 5, 2023, the Company acquired all of the outstanding common shares of TransAlta Renewables not already owned, directly or indirectly, by TransAlta and certain of its affiliates. TransAlta Renewables at Dec. 31, 2023, is a wholly owned subsidiary of the Company (2022 – 60.1 per cent). Refer to Note 4 for more details.
Disclosure of information about key management personnel and transactions with associates
TransAlta’s key management personnel include the President and Chief Executive Officer ("CEO"), members of the senior management team that report directly to the President and CEO and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2023	2022	2021
Total compensation	21	23	30
Comprised of:
Short-term employee benefits	11	11	14
Post-employment benefits	1	1	1
Termination benefits	1	—	—
Share-based payments	8	11	15

Year ended Dec. 31	2023	2022	2021
Power sales	135	127	27
Purchased power	2	12	3
Asset management fees paid	1	2	2